Condensed financial information of Plastec Technologies, Ltd. - Statements of Cash Flows (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income / (loss)	$ (3,001)	$ (3,507)	$ 40,849
Change in operating assets and liabilities
Prepaid expenses and other receivables	(681)	(696)	(70)
Net cash used in continuing operations	(3,231)	(2,862)	(10,928)
Cash flows from investing activity
Sale proceeds of disposal of a subsidiary, net	0	29	325,413
Cash flows from financing activities
Dividend paid	(80,734)	0	(413,761)
Net decrease in cash and cash equivalents	(83,965)	(2,833)	(87,289)
Cash and cash equivalents, beginning of year from continuing operations	182,697
Cash and cash equivalents, end of year from continuing operations	98,732	182,697
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	112	1,118	3,297
Parent Company [Member]
Cash flows from operating activities
Net income / (loss)	(2,722)	(2,939)	(8,906)
Change in operating assets and liabilities
Prepaid expenses and other receivables	(650)	(662)	273
Accrued liabilities	(329)	158	541
Income tax payable	680	632	591
Net cash used in continuing operations	(3,021)	(2,811)	(7,501)
Cash flows from investing activity
Sale proceeds of disposal of a subsidiary, net	0		165,506
Net cash provided by investing activity from continuing operations	0		165,506
Cash flows from financing activities
Decrease in amount due from subsidiaries	(30,000)		160,046
Dividend paid	(80,734)		(413,761)
Net cash used in financing activity from continuing operations	(110,734)		(253,715)
Net decrease in cash and cash equivalents	(113,755)	(2,811)	(95,710)
Cash and cash equivalents, beginning of year from continuing operations	149,529	152,340	248,050
Cash and cash equivalents, end of year from continuing operations	35,774	149,529	152,340
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	$ 82	$ 967	$ 3,042